IMPAIRMENT (Details 2) - Average	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Impairment [Line Items]
Average Exchange rates	1.26	1.24	1.24
Long term Exchange rates	1.25	1.23	1.24
Gold [Member]
Impairment [Line Items]
Average Commodity prices	1,299	1,311	1,300
Long term Commodity Prices	1,300	1,300	1,300
Silver [Member]
Impairment [Line Items]
Average Commodity prices	17.69	18.00	19.16
Long term Commodity Prices	18.17	18.17	19.25